Premises and equipment	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Premises and equipment	Premises and equipment:
Premises and equipment and related accumulated depreciation as of December 31, 2020 and 2019, are as follows:

	2020	2019
Land	$33,151	$26,283
Premises	108,579	65,569
Furniture and fixtures	26,729	23,545
Leasehold improvements	18,429	12,989
Equipment	16,904	15,575
Construction in process	1,501	800
Finance lease	1,588	—
	206,881	144,761
Less: accumulated depreciation and amortization	(61,766)	(54,630)
Total Premises and Equipment	$145,115	$90,131
Depreciation and amortization expense was $7,009, $5,176 and $4,334 for the years ended December 31, 2020, 2019 and 2018, respectively.